PROPERTY AND EQUIPMENT (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Property, Plant and Equipment [Abstract]
Property, plant and equipment, beginning of period	$ 84,588	$ 82,309
Charge for the year	27,142	23,100	$ 20,078
Property, plant and equipment, end of period	106,703	84,588	82,309
Impairment of property, plant and equipment	0	0	0
Cost [Member]
Property, Plant and Equipment [Abstract]
Property, plant and equipment, beginning of period	182,572	157,694
Additions	51,150	27,539
Foreign exchange movements	1,681	629
Disposal	(3,690)	(3,290)
Property, plant and equipment, end of period	231,713	182,572	157,694
Accumulated Amortization [Member]
Property, Plant and Equipment [Abstract]
Property, plant and equipment, beginning of period	(97,984)	(75,385)
Disposal	116	501
Charge for the year	27,142	23,100
Property, plant and equipment, end of period	(125,010)	(97,984)	(75,385)
Facility Leases [Member]
Property, Plant and Equipment [Abstract]
Property, plant and equipment, beginning of period	61,528	63,655
Property, plant and equipment, end of period	74,948	61,528	63,655
Facility Leases [Member] | Cost [Member]
Property, Plant and Equipment [Abstract]
Property, plant and equipment, beginning of period	83,665	74,077
Additions	29,388	12,288
Foreign exchange movements	1,227	358
Disposal	(3,207)	(3,058)
Property, plant and equipment, end of period	111,073	83,665	74,077
Facility Leases [Member] | Accumulated Amortization [Member]
Property, Plant and Equipment [Abstract]
Property, plant and equipment, beginning of period	(22,137)	(10,422)
Disposal		434
Charge for the year	13,988	12,149
Property, plant and equipment, end of period	(36,125)	(22,137)	(10,422)
Leasehold Improvements [Member]
Property, Plant and Equipment [Abstract]
Property, plant and equipment, beginning of period	5,035	4,644
Property, plant and equipment, end of period	7,666	5,035	4,644
Leasehold Improvements [Member] | Cost [Member]
Property, Plant and Equipment [Abstract]
Property, plant and equipment, beginning of period	20,127	17,318
Additions	5,351	1,638
Transfer from CWIP	248	1,128
Foreign exchange movements	65	43
Property, plant and equipment, end of period	25,791	20,127	17,318
Leasehold Improvements [Member] | Accumulated Amortization [Member]
Property, Plant and Equipment [Abstract]
Property, plant and equipment, beginning of period	(15,092)	(12,674)
Charge for the year	3,033	2,418
Property, plant and equipment, end of period	(18,125)	(15,092)	(12,674)
Furniture, Fixtures and Equipment [Member]
Property, Plant and Equipment [Abstract]
Property, plant and equipment, beginning of period	8,996	5,446
Property, plant and equipment, end of period	10,854	8,996	5,446
Furniture, Fixtures and Equipment [Member] | Cost [Member]
Property, Plant and Equipment [Abstract]
Property, plant and equipment, beginning of period	26,410	19,775
Additions	4,625	5,704
Transfer from CWIP	440	710
Foreign exchange movements	171	221
Disposal	(10)
Property, plant and equipment, end of period	31,636	26,410	19,775
Furniture, Fixtures and Equipment [Member] | Accumulated Amortization [Member]
Property, Plant and Equipment [Abstract]
Property, plant and equipment, beginning of period	(17,414)	(14,329)
Disposal	10
Charge for the year	3,378	3,085
Property, plant and equipment, end of period	(20,782)	(17,414)	(14,329)
Computer Equipment [Member]
Property, Plant and Equipment [Abstract]
Property, plant and equipment, beginning of period	7,892	5,533
Property, plant and equipment, end of period	11,681	7,892	5,533
Computer Equipment [Member] | Cost [Member]
Property, Plant and Equipment [Abstract]
Property, plant and equipment, beginning of period	50,603	42,984
Additions	10,396	6,775
Transfer from CWIP	53	943
Foreign exchange movements	210	71
Disposal	(423)	(170)
Property, plant and equipment, end of period	60,839	50,603	42,984
Computer Equipment [Member] | Accumulated Amortization [Member]
Property, Plant and Equipment [Abstract]
Property, plant and equipment, beginning of period	(42,711)	(37,451)
Disposal	74	19
Charge for the year	6,521	5,279
Property, plant and equipment, end of period	(49,158)	(42,711)	(37,451)
Vehicles [Member]
Property, Plant and Equipment [Abstract]
Property, plant and equipment, beginning of period	396	250
Property, plant and equipment, end of period	462	396	250
Vehicles [Member] | Cost [Member]
Property, Plant and Equipment [Abstract]
Property, plant and equipment, beginning of period	1,026	759
Additions	298	393
Foreign exchange movements	8	(64)
Disposal	(50)	(62)
Property, plant and equipment, end of period	1,282	1,026	759
Vehicles [Member] | Accumulated Amortization [Member]
Property, Plant and Equipment [Abstract]
Property, plant and equipment, beginning of period	(630)	(509)
Disposal	32	48
Charge for the year	222	169
Property, plant and equipment, end of period	(820)	(630)	(509)
Assets Under Construction [Member]
Property, Plant and Equipment [Abstract]
Property, plant and equipment, beginning of period	741	2,781
Property, plant and equipment, end of period	1,092	741	2,781
Assets Under Construction [Member] | Cost [Member]
Property, Plant and Equipment [Abstract]
Property, plant and equipment, beginning of period	741	2,781
Additions	1,092	741
Transfer from CWIP	(741)	(2,781)
Property, plant and equipment, end of period	$ 1,092	$ 741	$ 2,781